PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)
1
Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.2%
Communication Services : 5.6%
692,888
AT&T, Inc.
$ 12,194,829
0.9
381,254  Comcast Corp. - Class
A
16,527,361
1.2
47,362
T-Mobile US, Inc.
7,730,426
0.6
407,288  Verizon
Communications, Inc.
17,089,804
1.3
176,984
Walt Disney Co.
21,655,762
1.6
75,198,182
5.6
Consumer Discretionary : 2.4%
275
(1)
AutoZone, Inc.
866,704
0.0
379,676
Ford Motor Co.
5,042,097
0.4
111,433
General Motors Co.
5,053,487
0.4
2,425  Las Vegas Sands
Corp.
125,372
0.0
14,923
Lowe's Cos., Inc.
3,801,336
0.3
41,432
McDonald's Corp.
11,681,752
0.8
53,096
NIKE, Inc. - Class B
4,989,962
0.4
869
(1)
O'Reilly Automotive,
Inc.
980,997
0.1
32,541,707
2.4
Consumer Staples : 9.9%
172,860
Altria Group, Inc.
7,540,153
0.6
51,651  Archer-Daniels-
Midland Co.
3,244,199
0.2
189,977
Coca-Cola Co.
11,622,793
0.9
79,417
Colgate-Palmolive Co.
7,151,501
0.5
14,023  Constellation Brands,
Inc. - Class A
3,810,890
0.3
15,237  Estee Lauder Cos.,
Inc. - Class A
2,348,784
0.2
54,951
General Mills, Inc.
3,844,921
0.3
3,741
Hershey Co.
727,625
0.0
110,945
Kenvue, Inc.
2,380,880
0.2
92,208
Keurig Dr Pepper, Inc.
2,828,019
0.2
1,923
Kimberly-Clark Corp.
248,740
0.0
77,710
Kraft Heinz Co.
2,867,499
0.2
131,607  Mondelez International,
Inc. - Class A
9,212,490
0.7
41,199
PepsiCo, Inc.
7,210,237
0.5
150,194  Philip Morris
International, Inc.
13,760,774
1.0
185,015
Procter & Gamble Co.
30,018,684
2.2
414,429
Walmart, Inc.
24,936,193
1.9
133,754,382
9.9
Energy : 9.5%
166,531
Chevron Corp.
26,268,600
2.0
115,954
ConocoPhillips
14,758,625
1.1
56,872
EOG Resources, Inc.
7,270,517
0.5
387,079
Exxon Mobil Corp.
44,994,063
3.4
189,733
Kinder Morgan, Inc.
3,479,703
0.3
35,588  Marathon Petroleum
Corp.
7,170,982
0.5
66,481  Occidental Petroleum
Corp.
4,320,600
0.3
22,520  Pioneer Natural
Resources Co.
5,911,500
0.4
137,873
Schlumberger NV
7,556,819
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
32,842
Valero Energy Corp.
$ 5,605,801
0.4
127,337,210
9.5
Financials : 25.0%
37,727
American Express Co.
8,590,061
0.6
67,916  American International
Group, Inc.
5,308,994
0.4
19,178
Aon PLC - Class A
6,400,082
0.5
666,923
Bank of America Corp.
25,289,720
1.9
177,227
(1)
Berkshire Hathaway,
Inc. - Class B
74,527,498
5.5
14,386
BlackRock, Inc.
11,993,608
0.9
36,673  Capital One Financial
Corp.
5,460,243
0.4
143,436
Charles Schwab Corp.
10,376,160
0.8
39,295
Chubb Ltd.
10,182,513
0.8
185,079
Citigroup, Inc.
11,704,396
0.9
34,745
CME Group, Inc.
7,480,251
0.5
42,003
(1)
Fiserv, Inc.
6,712,919
0.5
30,527  Goldman Sachs
Group, Inc.
12,750,823
0.9
54,778  Intercontinental
Exchange, Inc.
7,528,141
0.6
279,374  JPMorgan Chase &
Co.
55,958,612
4.2
9,532  Marsh & McLennan
Cos., Inc.
1,963,401
0.1
60,316
MetLife, Inc.
4,470,019
0.3
1,351
Moody's Corp.
530,983
0.0
113,199
Morgan Stanley
10,658,818
0.8
38,536  PNC Financial
Services Group, Inc.
6,227,418
0.5
14,196
Progressive Corp.
2,936,017
0.2
28,115
S&P Global, Inc.
11,961,527
0.9
22,054
Travelers Cos., Inc.
5,075,508
0.4
128,329
Truist Financial Corp.
5,002,264
0.4
150,726
US Bancorp
6,737,452
0.5
348,529
Wells Fargo & Co.
20,200,741
1.5
336,028,169
25.0
Health Care : 18.7%
156,981
Abbott Laboratories
17,842,460
1.3
16,544
Amgen, Inc.
4,703,790
0.3
28,025  Becton Dickinson and
Co.
6,934,786
0.5
141,548
(1)
Boston Scientific Corp.
9,694,623
0.7
197,050  Bristol-Myers Squibb
Co.
10,686,022
0.8
51,631
(1)
Centene Corp.
4,052,001
0.3
25,775
Cigna Group
9,361,222
0.7
123,924
CVS Health Corp.
9,884,178
0.7
63,698
Danaher Corp.
15,906,665
1.2
19,891
Elevance Health, Inc.
10,314,279
0.8
37,270  GE HealthCare
Technologies, Inc.
3,388,216
0.3
120,962
Gilead Sciences, Inc.
8,860,467
0.7
15,261
HCA Healthcare, Inc.
5,090,001
0.4
6,693
Humana, Inc.
2,320,597
0.2
233,248
Johnson & Johnson
36,897,501
2.7
7,974
McKesson Corp.
4,280,842
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
128,548
Medtronic PLC
$ 11,202,958
0.8
200,600
Merck & Co., Inc.
26,469,170
2.0
32,158
(1)
Moderna, Inc.
3,426,756
0.3
546,852
Pfizer, Inc.
15,175,143
1.1
9,245
(1)
Regeneron
Pharmaceuticals, Inc.
8,898,220
0.7
25,647
Stryker Corp.
9,178,292
0.7
14,337  Thermo Fisher
Scientific, Inc.
8,332,808
0.6
14,304  UnitedHealth Group,
Inc.
7,076,189
0.5
2,119
(1)
Vertex
Pharmaceuticals, Inc.
885,763
0.1
250,862,949
18.7
Industrials : 10.6%
53,207
3M Co.
5,643,666
0.4
5,684  Automatic Data
Processing, Inc.
1,419,522
0.1
47,289
(1)
Boeing Co.
9,126,304
0.7
12,345
Caterpillar, Inc.
4,523,578
0.3
169,753
CSX Corp.
6,292,744
0.5
1,621
Deere & Co.
665,810
0.0
38,539
Eaton Corp. PLC
12,050,375
0.9
55,226
Emerson Electric Co.
6,263,733
0.5
22,439
FedEx Corp.
6,501,476
0.5
23,684  General Dynamics
Corp.
6,690,493
0.5
104,923
General Electric Co.
18,417,134
1.4
56,123  Honeywell
International, Inc.
11,519,246
0.8
5,359
Illinois Tool Works, Inc.
1,437,980
0.1
65,799  Johnson Controls
International PLC
4,297,991
0.3
18,298  L3Harris Technologies,
Inc.
3,899,304
0.3
21,985
Norfolk Southern Corp.
5,603,317
0.4
12,906  Northrop Grumman
Corp.
6,177,586
0.5
139,177  Raytheon Technologies
Corp.
13,573,933
1.0
33,744
Union Pacific Corp.
8,298,662
0.6
50,672  United Parcel Service,
Inc. - Class B
7,531,379
0.6
21,233
Veralto Corp.
1,882,518
0.1
3,975  Waste Management,
Inc.
847,271
0.1
142,664,022
10.6
Information Technology : 9.5%
66,862
(1)
Advanced Micro
Devices, Inc.
12,067,922
0.9
48,195
Analog Devices, Inc.
9,532,489
0.7
12,534
Applied Materials, Inc.
2,584,887
0.2
392,453
Cisco Systems, Inc.
19,587,329
1.5
408,396
Intel Corp.
18,038,851
1.3
87,938  International Business
Machines Corp.
16,792,640
1.3
675
Lam Research Corp.
655,810
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
105,767  Micron Technology,
Inc.
$ 12,468,872
0.9
1,279  Motorola Solutions,
Inc.
454,019
0.0
87,946
Oracle Corp.
11,046,897
0.8
9,807
(1)
PayPal Holdings, Inc.
656,971
0.1
13,820
Qualcomm, Inc.
2,339,726
0.2
10,227  Roper Technologies,
Inc.
5,735,711
0.4
22,281
Salesforce, Inc.
6,710,592
0.5
52,009
Texas Instruments, Inc.
9,060,488
0.7
127,733,204
9.5
Materials : 3.1%
21,461  Air Products and
Chemicals, Inc.
5,199,357
0.4
68,465
Dow, Inc.
3,966,177
0.3
5,336
Ecolab, Inc.
1,232,082
0.1
138,225  Freeport-McMoRan,
Inc.
6,499,340
0.5
42,500
Linde PLC US
19,733,600
1.4
111,610
Newmont Corp.
4,000,102
0.3
3,843
Sherwin-Williams Co.
1,334,789
0.1
41,965,447
3.1
Real Estate : 1.6%
37,423
Crown Castle, Inc.
3,960,476
0.3
4,499
Equinix, Inc.
3,713,160
0.3
89,284
Prologis, Inc.
11,626,562
0.9
6,351
Public Storage
1,842,171
0.1
21,142,369
1.6
Utilities : 3.3%
50,946  American Electric
Power Co., Inc.
4,386,451
0.3
80,876
Dominion Energy, Inc.
3,978,290
0.3
74,595
Duke Energy Corp.
7,214,082
0.5
96,175
Exelon Corp.
3,613,295
0.3
198,659
NextEra Energy, Inc.
12,696,297
1.0
60,959
Sempra Energy
4,378,685
0.3
105,455
Southern Co.
7,565,342
0.6
43,832,442
3.3
Total Common Stock
(Cost $947,535,400)
1,333,060,083
99.2
EXCHANGE-TRADED FUNDS : 0.5%
99,071  iShares Russell Top
200 Value ETF
7,561,099
0.5
Total Exchange-Traded
Funds
(Cost $7,412,492)
7,561,099
0.5
Total Long-Term
Investments
(Cost $954,947,892)
1,340,621,182
99.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.1%
Mutual Funds : 0.1%
647,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
$ 647,000
0.0
680,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
680,000
0.1
Total Mutual Funds
(Cost $1,327,000)
1,327,000
0.1
Total Short-Term
Investments
(Cost $1,327,000)
1,327,000
0.1
Total Investments in
Securities
(Cost $956,274,892) $ 1,341,948,182 99.8
Assets in Excess of
Other Liabilities 2,306,181 0.2
Net Assets $ 1,344,254,363 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Large Cap
Value Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 1,333,060,083 $ — $ — $ 1,333,060,083
Exchange-Traded Funds 7,561,099 — — 7,561,099
Short-Term Investments 1,327,000 — — 1,327,000
Total Investments, at fair value $ 1,341,948,182 $ — $ — $ 1,341,948,182
Other Financial Instruments+
Futures 97,872 — — 97,872
Total Assets $ 1,342,046,054 $ — $ — $ 1,342,046,054
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 17 06/21/24 $ 4,512,225 $ 97,872
$ 4,512,225 $ 97,872
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 406,642,286
Gross Unrealized Depreciation (20,968,996)
Net Unrealized Appreciation $ 385,673,290